Defined Contribution Plan	12 Months Ended
Dec. 31, 2017
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Defined Contribution Plan
18.	Defined Contribution Plan
Recognized expense related to the defined contribution plan for the year ended December 31, 2017, is ￦45,936 million (2015: ￦35,699 million, 2016: ￦46,023 million).